Deposits - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Deposits [Line Items]
Brokered deposits	$ 89,800,000	$ 19,400,000
Maximum limit of deposits insured by FDIC	250,000
Reciprocal Brokered Deposits [Member]
Schedule Of Deposits [Line Items]
Brokered deposits	$ 19,800,000	$ 8,300,000